Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties

CMTC is an international shipping company with a long history of operating and investing in the shipping market and our sponsor. As of December 31, 2023 and 2022, CMTC may be deemed to beneficially own 54.2% and 23.1% of our common units, respectively.

CGC is a privately held company controlled by Mr. Miltiadis Marinakis the son of Mr. Evangelos M. Marinakis who also controls our general partner CGP and Capital Gas Corp. On March 30, 2022, CGC transferred all of the Partnership’s 1,153,846 common units held by it to Capital Gas Corp. As of December 31, 2023 and 2022, Capital Gas Corp. may be deemed to beneficially own 2.1% and 5.7% of our common units, respectively.

Umbrella Agreement, Standby Purchase Agreement and the Umbrella Seller’s Credit with CMTC

On November 13, 2023, the Partnership entered in the Umbrella Agreement with CMTC and CGP, providing for the acquisition of 11 vessel-owning companies of 11 LNG/C vessels under construction at Hyundai for a total acquisition price of $3,130,000. Upon the consummation of the Umbrella Agreement on December 21, 2023, the Partnership entered into the Vessel SPAs to acquire 100% of the equity interests in each vessel-owning company.

On December 21, 2023, and upon entry into the Vessel SPAs for the Initial Vessels, the Partnership paid CMTC a deposit of $174,400, or 10% of the aggregate acquisition price of the Initial Vessels (Note 5C).

On December 21, 2023, the Vessel SPA for the LNG/C Amore Mio I was completed and the Partnership paid to CMTC $141,683 and assumed a debt of $196,317 representing in the aggregate the total acquisition price of the vessel. On December 21, 2023, the vessel-owning company of the LNG/C Amore Mio I entered into a floating fee management agreement with Capital Gas Ship Management Corp. (“Capital-Gas”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis.

On December 21, 2023, and upon entry into the Vessel SPAs for the Remaining Vessels, the Partnership paid CMTC $138,100 million to acquire 100% of the equity interests in each of the vessel-owning companies of the Remaining Vessels (Note 5B). Upon entering the Vessel SPAs each of the four vessel-owning companies of the Remaining Vessels entered into a separate supervision services agreement with Capital-Gas.

On December 21, 2023 CMTC issued to the Partnership the Umbrella Seller’s Credit in an amount equal to $220,000 to finance a portion of the purchase price for certain of the Newbuild Vessels (Note 7).

On November 27, 2023, the Partnership launched a rights offering for up to $500,000 with the purpose of partly financing the purchase price of the Newbuild Vessels. In connection with the Rights Offering, the Partnership entered into the Standby Purchase Agreement with CMTC, pursuant to which CMTC agreed to purchase from the Partnership at $14.25 per common unit (the subscription price in the Rights Offering), the number of common units offered that were not issued pursuant to the Rights Offering. As on December 21, 2023, the Rights Offering was not fully subscribed, CMTC purchased 34,641,731 common units pursuant to the Standby Purchase Agreement.

Master Vessel Acquisition Agreement with CMTC

On June 6, 2022, the Partnership entered into a Master Vessel Acquisition Agreement (the “Master Agreement”) with CMTC for the acquisition of the shares of four companies owning one 174,000 CBM LNG/C vessel, the LNG/C Asterix I, two 13,312 Twenty-foot Equivalent Unit (“TEU”) vessels, the M/V Manzanillo Express and the M/V Itajai Express and one 13,696 TEU container carrier vessel the M/V Buenaventura Express for a total consideration of $596,583 (Note 5A). On June 21, 2022, the Partnership paid total advances in relation to the Master Agreement of $30,000 (Note 5C). Pursuant to the Master Agreement, the vessels were delivered to the Partnership from CMTC in February 2023, in October 2022, in January 2023 and in June 2023 respectively (Note 5A). Upon delivery, the vessel-owning company of the LNG/C Asterix I entered into a floating fee management agreement with Capital-Gas and each of the other three vessel-owning companies of the M/V Manzanillo Express, the M/V Itajai Express and the M/V Buenaventura Express entered into a separate floating fee management agreement with Capital-Executive Ship Management Corp. (“Capital-Executive”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis.

4. Transactions with Related Parties – Continued

CGC Seller’s Credits

On July 8, 2022, the Partnership fully repaid the amount of $10,000 in line with the two Seller’s Credit Agreements with CGC (the “CGC Seller’s Credits) entered into in August 2021, in connection with the acquisition of the LNG/C Aristos I and the LNG/C Aristarchos from CGC (Note 7).

Further to the transactions described above with CMTC, the Partnership and its subsidiaries have related party transactions with Capital Ship Management Corp. (“CSM”), Capital-Executive and Capital-Gas, (collectively “Managers”), and CGP, arising from certain terms of the following management and administrative services agreements.

1. Floating fee management agreements: Under the terms of these agreements the Partnership compensates its Managers for expenses and liabilities incurred on the Partnership’s behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel’s next scheduled dry-docking are borne by the Partnership and not by the Managers. The Partnership also pays its Managers a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index. For the years ended December 31, 2023, 2022 and 2021, management fees under the management agreements amounted to $10,899, $9,172 and $5,923, respectively, and are included in “Vessel operating expenses – related parties” in the consolidated statements of comprehensive income.

2. Administrative and service agreements: On April 4, 2007, the Partnership entered into an administrative services agreement with CSM, pursuant to which CSM has agreed to provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT and clerical services. In addition, the Partnership reimburses CSM and CGP for reasonable costs and expenses incurred in connection with the provision of these services, after CSM submits to the Partnership an invoice for such costs and expenses together with any supporting detail that may be reasonably required. These expenses are included in “General and administrative expenses” in the consolidated statements of comprehensive income. In 2015, the Partnership entered into an executive services agreement with CGP, which was amended further in 2022, according to which CGP provides certain executive officers services for the management of the Partnership’s business as well as investor relations and corporate support services to the Partnership. For the years ended December 31, 2023, 2022 and 2021 such fees amounted to $2,350, $2,050 and $1,880, respectively and are included in “General and administrative expenses” in the consolidated statements of comprehensive income.

Balances and transactions with related parties consisted of the following:

	As of December 31,
Consolidated Balance Sheets	2023	2022
Assets:
CMTC – amounts relating to vessels acquisitions (a)	$402	$—
Capital-Executive – advances from the Partnership (b)	—	3,636
Due from related party	$402	$3,636
Liabilities:
CSM – payments on behalf of the Partnership (c)	$114	$705
Management fee payable to CSM (d)	—	25
Capital-Executive – payments on behalf of the Partnership (c)	3,823	—
Capital-Gas – payments on behalf of the Partnership (c)	4,042	107
Management fee payable to Capital-Gas (d)	—	179
Due to related parties	$7,979	$1,016

	For the years ended December 31,
Consolidated Statements of Comprehensive Income	2023	2022	2021
Vessel operating expenses	$10,899	$9,172	$5,923
General and administrative expenses (e)	2,564	2,244	2,013

(a)	Amounts relating to vessels acquisitions: This line item mainly includes collected hire income payable from CMTC in connection with the acquisition of the vessels under the Umbrella Agreement.
(b)

Managers - Advances from the Partnership: This line item represents the amounts advanced by the Partnership for operating and voyage expenses that will be paid by the Managers on behalf of the Partnership and its subsidiaries.

(c)

Managers - Payments on Behalf of the Partnership: This line item represents the amount outstanding for payments for operating and voyage expenses made by the Managers on behalf of the Partnership and its subsidiaries.

(d)	Management fee payable to Managers: The amount outstanding as of December 31, 2022 represents the management fee payable to the Managers under the management agreements.
(e)	General and administrative expenses:This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.